Financial Instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments

Note 24. Financial instruments

Financial risk management objectives

The company’s activities expose it to a variety of financial risks: market risk (including foreign currency risk, price risk and interest rate risk), credit risk and liquidity risk. The company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimise potential adverse effects on the financial performance of the company. The company uses different methods to measure different types of risk to which it is exposed. These methods include sensitivity analysis in the case of interest rate, foreign exchange and other price risks, ageing analysis for credit risk and beta analysis in respect of investment portfolios to determine market risk.

Risk management is carried out by senior finance executives (‘finance’) under policies approved by the Board of Directors (‘the Board’). These policies include identification and analysis of the risk exposure of the company and appropriate procedures, controls and risk limits. Finance identifies, evaluates and hedges financial risks within the company’s operating units. Finance reports to the Board on a monthly basis.

Market risk

Foreign currency risk

The company undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations.

Foreign exchange risk arises from future commercial transactions and recognised financial assets and financial liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.

The carrying amount of the company’s foreign currency denominated financial assets and financial liabilities at the reporting date were as follows (holdings are shown in AUD equivalents):

	Assets		Liabilities		Assets	Liabilities
	2022	2021	2022	2021	2022	2022
Consolidated	AUD$	AUD$	AUD$	AUD$	$	$

US dollars	18,061,483	548,764	31,233	39,979	12,270,029	21,218
Euros	1,826	2,272	871	-	1,240	592
Israeli New Shekel	1,849,492	1,535,738	-	-	1,256,448	-

	19,912,801	2,086,774	32,104	39,979	13,527,717	21,810

Foreign exchange risk arises from future commercial transactions and recognised financial assets and financial liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis.

Price risk

Price risk is the risk that future cashflows derived from financial instruments will be changed as a result of a market price movement, other than foreign currency rates and interest rates. The company is not exposed to any significant price risk.

Interest rate risk

The company’s exposure to the risk of changes in market interest rates relates primarily to the company’s cash deposits with floating interest rates. These financial assets with variable rates expose the company to interest rate risk.

Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the company. The company has a strict code of credit, including obtaining agency credit information, confirming references and setting appropriate credit limits. The company obtains guarantees where appropriate to mitigate credit risk. The maximum exposure to credit risk at the reporting date to recognised financial assets is the carrying amount, net of any provisions for impairment of those assets, as disclosed in the statement of financial position and notes to the financial statements. The company does not hold any collateral.

The company has adopted a lifetime expected loss allowance in estimating expected credit losses to trade receivables through the use of a provisions matrix using fixed rates of credit loss provisioning. These provisions are considered representative across all customers of the company based on recent sales experience, historical collection rates and forward-looking information that is available.

Generally, trade receivables are written off when there is no reasonable expectation of recovery. Indicators of this include the failure of a debtor to engage in a repayment plan, no active enforcement activity and a failure to make contractual payments for a period greater than 1 year.

Liquidity risk

Vigilant liquidity risk management requires the company to maintain sufficient liquid assets (mainly cash and cash equivalents) and available borrowing facilities to be able to pay debts as and when they become due and payable.

The company manages liquidity risk by maintaining adequate cash reserves and available borrowing facilities by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities.

Remaining contractual maturities

The following tables detail the company’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities	Remaining contractual maturities
Consolidated - 2022%		AUD$	AUD$	AUD$	AUD$	AUD$	$

Non-derivatives
Non-interest bearing
Trade payables	-	299,289	-	-	-	299,289	203,321
Other payables	-	1,309,557	-	-	-	1,309,557	889,644
Government liabilities	-	-	-	-	6,084	6,084	4,133
Total non-derivatives		1,608,846	-	-	6,084	1,614,930	1,097,099

	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
Consolidated - 2021%		AUD$	AUD$	AUD$	AUD$	AUD$

Non-derivatives
Non-interest bearing
Trade payables	-	214,778	-	-	-	214,778
Other payables	-	936,677	-	-	-	936,677
Government liabilities	-	-	-	-	5,175	5,175
Total non-derivatives		1,151,455	-	-	5,175	1,156,630

The cash flows in the maturity analysis above are not expected to occur significantly earlier than contractually disclosed above.

Fair value of financial instruments

Unless otherwise stated, the carrying amounts of financial instruments reflect their fair value. Refer to note 2 for further information on Fair value of financial instruments.